Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Related Parties

Note 13. Related Parties

The Company’s major related party entities are: ES Windows LLC (“ESW LLC”), a Florida limited liability company partially owned by the Company’s Chief Executive Officer and Chief Operating Officer, Ventanas Solar S.A. (“VS”), an importer and installer based in Panama owned by related party family members, and Union Temporal ESW (“UT ESW”), a temporary contractual joint venture under Colombian law with Ventanar S. A. managed by related parties that expires at the end of its applicable contracts.

The following is a summary of assets, liabilities, and income and expense transactions with all related parties, shareholders, directors and managers:

	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015
Revenues
Sales to ESW LLC	$12,645	$11,027	$24,314	$22,898
Sales to VS	1,257	1,553	3,946	2,599
Sales to other related parties	203	(357)	485	669
	14,105	12,223	28,745	26,166

Expenses
Fees paid to directors and officers	$477	$388	$836	$777
Payments to other related parties	720	396	1,433	865

	June 30, 2016	December 31, 2015
Current Assets
Due from ESW LLC	$24,778	$17,887
Due from VS	8,913	6,895
Due from other related parties	3,262	3,291
	$36,953	$28,073

Long term payment agreement from VS	$1,688	$2,536

Liabilities
Due to related parties	$1,991	$1,283

Due from other related parties as of June 30, 2016 includes $568 due from Daesmo, and $503 from Consorcio Ventanar ESW - Boca Grande. Also included within due from other related parties is a loan to Finsocial, a company that makes loans to public school system teachers with balances of $276 and $256 as of June 30, 2016 and December 31, 2015, respectively. Related party receivables continue to be paid as per the contractual agreements currently in place.

Payments to other related parties during the six-month period ended June 30, 2016 include charitable contributions to the Company’s foundation for $696 and sales commissions for $416.

During 2015 and 2014, the Company and VS executed a short-term payment agreement and a three-year payment agreement that were mainly created to fund working capital to VS due the timing difference between the collections from VS’s customers. The interest rate of these payment agreements are Libor + 4.7% paid semiannually and Libor +6.5% paid monthly for the short-term agreement and the three-year agreement, respectively. The Company and VS subsequently normalized the short term agreement to pay the totality of the obligation by December of 2016.

In December 2014, ESW LLC, a related party, guaranteed a mortgage loan for $3,920 for the acquisition of real properties in Miami-Dade County, Florida by Tecnoglass RE LLC, a wholly owned subsidiary of the Company.

Analysis of Variable Interest Entities

The Company conducted an evaluation as a reporting entity of its involvement with certain significant related party business entities as of June 30, 2016 in order to determine whether these entities were variable interest entities requiring consolidation or disclosures in the financial statements of the Company. The Company evaluated the purpose for which these entities were created and the nature of the risks in the entities as required by the guidance under ASC 810-10-25 - Consolidation and related Subsections.

From all the entities analyzed, only two entities, ESW LLC and VS, resulted in having variable interests. However, as of the date of the initial evaluation and for the six months ended June 30, 2016, the Company concluded that both entities are not deemed VIEs and as such these entities should not be consolidated within the Company’s condensed consolidated financial statements.

Note 14. Related Parties

The Company’s major related party entities disclosed in this footnote are: (i) ES Windows LLC (“ESW LLC”), a Florida LLC that imports and resells the Company’s products and is owned by related party members, (ii) Ventanas Solar S.A. (“VS”), an importer and installer based in Panama and owned by related party family members, and (iii) Union Temporal ESW (“UT ESW”), a temporary contractual joint venture with Ventanar S. A. under Colombian law that is managed by related parties and that expires at the end of its applicable contract.

The following is a summary of assets, liabilities, and income and expense transactions with all related parties, shareholders, directors and managers:

	At December 31, 2015	At December 31, 2014
Assets
Current Assets
Due from ESW LLC	$17,887	$13,814
Due from VS	6,895	7,979
Due from UT ESW	—	2,001
Due from other related parties	3,291	4,770
	$28,073	$28,564
Long Term Trade receivable from VS	$2,536	$4,220
Investments	64	84
Liabilities
Due to related parties	$(1,283)	$(1,999)

	December 31, 2015	December 31, 2014
Revenues	$58,200	$47,630
Interest Income	451	—
Expenses –
Fees paid to Directors and Officers	1,871	1,327
Paid to other related parties	3,036	3,549

Sales to other related parties were less than $0.1 million in the year ended December 31, 2015 and 2014.

Due from other related parties as of December 31, 2015 includes $657 due from Daesmo, $524 from Consorcio Ventanar ESW — Boca Grande. Also included within due from other related parties is a loan to Finsocial, a company that makes loans to public school system teachers with balances were $256 and $2,255 as of December 31, 2015 and 2014, respectively.

Paid to other related parties during the year ended December 31, 2015 include charitable contributions to the Company’s foundation for $1,234, sales commissions for $1,107 and other services for $694.

During 2015 and 2014, the Company and VS executed a short-term payment agreement and a three-year payment agreement that were mainly created to fund working capital to VS due the timing difference between the collections from VS’s customers. The interest rate of these payment agreements are Libor + 4.7% paid semiannually and Libor +6.5% paid monthly for the short-term agreement and the three-year agreement, respectively.

In December 2014, ESW LLC, a related party, guaranteed a mortgage loan for $3,920 for the acquisition of real properties in Miami-Dade County, Florida by Tecnoglass RE LLC, a wholly owned subsidiary of the Company.

Analysis of variable interest entities

The Company conducted an evaluation of its involvement with all its significant related party business entities as of December 31, 2015 and 2014 in order to determine whether these entities were variable interest entities (“VIE”) requiring consolidation or disclosures in the financial statements of the Company.

The Company evaluated the purpose for which these entities were created and the nature of the risks in the entities as required by the guidance under ASC 810-10-25 — Consolidation and related Subsections.

From all the entities analyzed, only two entities, ESW LLC and VS, resulted in having variable interests. However, as of the date of the initial evaluation and for the year ended December 31, 2015, the Company concluded that both entities are not deemed VIEs and as such these entities should not be consolidated within the Company’s consolidated financial statements.

The Company’s analysis that was performed previously for the preparation of the financial statements as of December 31, 2014 concluded that these entities were VIEs. However, further analysis of the facts and circumstances surrounding the Company’s accounting of ESW LLC and VS performed during 2015 determined that the prior analysis was in error. The Company considered a quantitative and qualitative materiality assessment of the disclosure error and concluded it was not material to the Company’s previously reported financial statements.